13. Commitments and Contingency: Operating Leases: Long-term Purchase Commitment (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Long-term Purchase Commitment
2014	$154,209
2015	156,889
2016	159,591
2017	63,397
$534,086